Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Cash and Bank Balances

	31.12.2018 RMB’000	31.12.2019 RMB’000	31.12.2019 US$’000
Non-current
Long-term bank deposits (i)	70,000	50,000	7,057

Current
Cash and cash equivalents	5,559,890	5,753,268	812,024
Long-term bank deposits (i)	70,000	70,000	9,880
Short-term bank deposits (ii)	356,926	286,543	40,443
Restricted cash	71,706	231,107	32,619

	6,058,522	6,340,918	894,966

Cash and bank balances	6,128,522	6,390,918	902,023

Note:

(i)
In 2019, YMMC has placed new
two-year
time deposits of RMB 50.0 million (US$7.1 million) (2018: RMB 70.0 million) at annual interest rate range from 3.99% to 4.13% (2018: 2.94% to 3.15%) with certain banks. These long-term deposits are not considered to be cash equivalents.

As at December 31, 2019, the
two-year
time deposits placed in 2018 has remaining maturity period of less than 12 months. Accordingly, this balance has been classified to current assets in 2019.

(ii)
Short-term bank deposits relate to bank deposits with initial maturities of more than three months and subject to more than insignificant risk of changes in value upon withdrawal before maturity. The interest rate of these bank deposits as of December 31, 2019 for the Group ranged from 1.78% to 3.65% (2018: 1.40% to 3.90%). These short-term bank deposits are not considered as cash equivalents.

Summary of cash and cash equivalents
For the purpose of the statement of cash flows, cash and cash equivalents comprise the following at December 31:

	31.12.2018	31.12.2019	31.12.2019
	RMB’000	RMB’000	US$’000

Cash at banks and on hand	5,110,520	5,205,605	734,726
Short-term bank deposits (i)	449,370	547,663	77,298

Cash and cash equivalents	5,559,890	5,753,268	812,024

Note:

(i)
This relates to other short-term, highly liquid investments with original maturities of three months or less that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value.